SUBSEQUENT EVENT (Narrative) (Details) - Major business combination [Member] $ in Millions	1 Months Ended
Feb. 22, 2023 CAD ($)
Gibraltar Joint Venture [Member]
Disclosure of non-adjusting events after reporting period [line items]
Acquisition price	$ 60
Amount of initial payment	10
Remaining minimum amounts payable annually in instalments	$ 10
Description of contingent payments	The contingent payments are payable annually over the five-year period only if the average LME copper price exceeds US$3.50 per pound in a year. The payments will be calculated by multiplying Gibraltar mine copper revenue by a price factor, which is based on a sliding scale ranging from 0.35% at US$3.50 per pound copper to a maximum of 2.13% at US$5.00 per pound copper or above.
Sojitz Corporation [Member] | Gibraltar Joint Venture [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interests acquired	12.50%
Acquisition price payable period	5 years
Maximum amount of contingent payments over the five-year period	$ 57
Maximum amount of acquisition cost	$ 117
Sojitz Corporation [Member] | Cariboo Copper Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interests acquired	50.00%